Investment Objectives and Goals	Aug. 27, 2025
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.
Invesco Comstock Select Fund | Invesco Comstock Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is current income and long-term growth of capital.
INVESCO Energy Fund | INVESCO Energy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
INVESCO Technology Fund | INVESCO Technology Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.